Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other receivables
VAT receivables	$ 287	$ 387
Prepayments	2,494	638
Other receivables	10	113
Total prepayments and other receivables	$ 2,791	$ 1,138